Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories	The Company’s inventories consist of the following:

	December 31,
	2013	2014
Raw materials	$634	$861
Work in progress	—	198
Finished goods	1,830	460

	$2,464	$1,519